SCHEDULE OF TAX CREDIT PERIOD (Details) (Paranthetical)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Corporation tax rate	19.00%	19.00%	19.00%